Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 20 20						December 31, 2019
			Fair Value Hierarchy
(Dollars in thousands)	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3	Contract Amount	Carrying Amount	Estimated Fair Value	Contract Amount
Financial assets:
Cash and cash equivalents	$86,269	86,269	86,269				44,399	44,399
Securities available for sale	148,090	148,090		148,090			107,592	107,592
Equity securities	149	149		149			167	167
Loans held for sale	6,186	6,186		6,186			3,606	3,606
Loans receivable, net	642,630	648,275		648,275			596,392	600,863
FHLB stock	932	932		932			854	854
Accrued interest receivable	3,102	3,102		3,102			2,251	2,251
Financial liabilities:
Deposits	795,204	795,927		795,927			673,870	673,945
Accrued interest payable	140	140		140			420	420
Off-balance sheet financial instruments:
Commitments to extend credit	261	261				180,330	14	14	178,804
Commitments to sell loans	(44)	(44)				24,746	(16)	(16)	10,098